Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Dilutive Common Stock Equivalents (Details) (10-K) (Parenthetical) - Convertible Notes Payable [Member]	12 Months Ended
Dec. 31, 2019 USD ($) shares
Common stock issuable upon conversion, shares | shares	8,050,000
Common stock issuable upon conversion | $	$ 805,000
Beneficial ownership limitations percentage	4.99%